CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
CURRENT ASSETS
Cash and cash equivalents	$ 1,008,268	$ 1,037,292
Accounts receivable, net	32,346	38,730
Inventories	22,572	23,417
Prepaid expenses	4,615	2,093
Due from related parties	$ 59,031	$ 46,750
Other Receivable, after Allowance for Credit Loss, Current, Related Party, Type [Extensible Enumeration]	Related Party [Member]	Related Party [Member]
Investments	$ 223,176	$ 120,244
Other current assets	40,184	50,893
Total current assets	1,390,192	1,319,419
NON-CURRENT ASSETS
Fixed assets at cost, net of accumulated depreciation of $1,704,983 (2025: $1,622,344)	3,214,185	3,269,703
Advances for vessels under construction and vessel acquisition	729,187	428,147
Deferred charges, net	54,469	54,356
Investments	12,388
Other non-current assets	47,213	42,305
Total non-current assets	4,057,442	3,794,511
Total assets	5,447,634	5,113,930
CURRENT LIABILITIES
Accounts payable	25,134	17,274
Accrued liabilities	33,958	28,772
Current portion of long-term debt, net	26,629	283,015
Unearned revenue	30,351	36,625
Other current liabilities	33,414	35,990
Total current liabilities	149,486	401,676
LONG-TERM LIABILITIES
Long-term debt, net	1,184,091	872,076
Unearned revenue, net of current portion		2,618
Other long-term liabilities	57,248	41,983
Total long-term liabilities	1,241,339	916,677
Total liabilities	1,390,825	1,318,353
Commitments and Contingencies
STOCKHOLDERS' EQUITY
Preferred stock (par value $0.01, 100,000,000 preferred shares authorized and not issued as of June 30, 2026 and December 31, 2025)
Common stock par value $0.01, 750,000,000 common shares authorized as of June 30, 2026 and December 31, 2025. 25,790,282 and 25,790,190 shares issued; and 18,203,567 and 18,264,294 shares outstanding as of June 30, 2026 and December 31, 2025, respectively	182	183
Additional paid-in capital	590,457	591,584
Accumulated other comprehensive loss	(68,522)	(71,412)
Retained earnings	3,534,692	3,275,222
Total stockholders' equity	4,056,809	3,795,577
Total liabilities and stockholders' equity	$ 5,447,634	$ 5,113,930